Basis of presentation - new standards and amendments (Details) - IFRS 16 [Member] € in Billions	Dec. 31, 2018 EUR (€)
Change in accounting policy [Line Items]
Cumulative Adjustment That Initial Application Of New IFRS Is Expected To Have On Assets and Liabilities	€ 1.3
Discontinued operations [member]
Change in accounting policy [Line Items]
Cumulative Adjustment That Initial Application Of New IFRS Is Expected To Have On Assets and Liabilities	€ 0.2